Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of accrued expenses and other payables [Abstract]
Salary and welfare payable	$ 192,832	$ 425,879
VAT and other taxes payables	396,451	24,974
Interest payable	34,565	1,898
Deferred revenue	57,906	169,087
Other accrued expenses	273,922	186,636
Total	$ 955,676	$ 808,474